Business Segments (Narrative) (Details) (JPY ¥) In Billions, unless otherwise specified	12 Months Ended
	Mar. 31, 2011 Integrated Trust Assets Business Group [Member]	Mar. 31, 2010 Integrated Trust Assets Business Group [Member]	Mar. 31, 2012 Integrated Global Business Group [Member]
Segment Reporting Information [Line Items]
Number of offices outside Japan			more than 500
Increase in operating profit due to a change in the managerial accounting method	¥ 0.6	¥ 0.3